UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2013

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Arrow Capital Management, LLC

Address:    499 Park Avenue
            New York, NY 10022

13F File Number: 028-12361

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Amy Wolf
Title:  Chief Financial Officer
Phone:  (212) 243-7338


Signature, Place and Date of Signing:

/s/ Amy Wolf                        New York, NY             May 15, 2013
-------------------------      ---------------------    ----------------------
    [Signature]                     [City, State]               [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              2

Form 13F Information Table Entry Total:         31

Form 13F Information Table Value Total:      $130,182
                                             (in thousands)


List of Other Included Managers:

Form 13F File Number            Name


(1)      028-12362              Arrow Partners LP

(2)      028-13388              Arrow Offshore, Ltd.

--------------------------------------------------------------------------------


                                           FORM 13F INFORMATION TABLE
                                          Arrow Capital Management, LLC
                                                 March 31, 2013


COL 1                          COL  2          COL 3      COL 4          COL 5         COL 6           COL 7         COL 8

                               TITLE                      VALUE     SHRS OR  SH/ PUT/  INVESTMENT      OTHER    VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS        CUSIP      (X$1000)  PRN AMT  PRN CALL  DISCRETION      MGRS    SOLE    SHARED  NONE
--------------                 --------        -----      --------  -------  --- ----  ----------      ----    ----    ------  ----
BLOCK H & R INC                COM             093671105  12,392    421,227  SH        SHARED-DEFINED  1       421,227
BLOCK H & R INC                COM             093671105   8,937    303,773  SH        SHARED-DEFINED  2       303,773
BLOCK H & R INC                COM             093671105   8,561    291,000      CALL  SHARED-DEFINED  1       291,000
BLOCK H & R INC                COM             093671105   6,149    209,000      CALL  SHARED-DEFINED  2       209,000
BRIGHT HORIZONS FAM SOL IN D   COM             109194100      57      1,700  SH        SHARED-DEFINED  2         1,700
CARTER INC                     COM             146229109  16,851    294,235  SH        SHARED-DEFINED  1       294,235
CARTER INC                     COM             146229109  11,893    207,665  SH        SHARED-DEFINED  2       207,665
CHARTER COMMUNICATIONS INC D   CL A NEW        16117M305   1,981     19,017  SH        SHARED-DEFINED  1        19,017
CHARTER COMMUNICATIONS INC D   CL A NEW        16117M305   1,405     13,483  SH        SHARED-DEFINED  2        13,483
COLFAX CORP                    COM             194014106   1,486     31,936  SH        SHARED-DEFINED  1        31,936
COLFAX CORP                    COM             194014106   1,073     23,064  SH        SHARED-DEFINED  2        23,064
EQUINIX INC                    COM NEW         29444U502   4,406     20,371  SH        SHARED-DEFINED  1        20,371
EQUINIX INC                    COM NEW         29444U502   3,164     14,629  SH        SHARED-DEFINED  2        14,629
LIBERTY GLOBAL INC             COM SER C       530555309   3,818     55,634  SH        SHARED-DEFINED  1        55,634
LIBERTY GLOBAL INC             COM SER C       530555309   2,702     39,366  SH        SHARED-DEFINED  2        39,366
MASTERCARD INC                 CL A            57636Q104   5,905     10,913  SH        SHARED-DEFINED  1        10,913
MASTERCARD INC                 CL A            57636Q104   4,153      7,674  SH        SHARED-DEFINED  2         7,674
MONDELEZ INTL INC              CL A            609207105   3,210    104,855  SH        SHARED-DEFINED  1       104,855
MONDELEZ INTL INC              CL A            609207105   2,301     75,145  SH        SHARED-DEFINED  2        75,145
NCR CORP NEW                   COM             62886E108   1,616     58,640  SH        SHARED-DEFINED  1        58,640
NCR CORP NEW                   COM             62886E108   1,140     41,360  SH        SHARED-DEFINED  2        41,360
RESTORATION HARDWARE HLDGS I   COM             761283100     132      3,760  SH        SHARED-DEFINED  1         3,760
RESTORATION HARDWARE HLDGS I   COM             761283100      96      2,744  SH        SHARED-DEFINED  2         2,744
SIX FLAGS ENTMT CORP NEW       COM             83001A102   5,241     72,315  SH        SHARED-DEFINED  1        72,315
SIX FLAGS ENTMT CORP NEW       COM             83001A102   3,819     52,685  SH        SHARED-DEFINED  2        52,685
THE ADT CORPORATION            COM             00101J106   6,876    140,507  SH        SHARED-DEFINED  1       140,507
THE ADT CORPORATION            COM             00101J106   4,869     99,493  SH        SHARED-DEFINED  2        99,493
TRIPADVISOR INC                COM             896945201   1,205     22,943  SH        SHARED-DEFINED  1        22,943
TRIPADVISOR INC                COM             896945201     855     16,287  SH        SHARED-DEFINED  2        16,287
WISDOMTREE TRUST               JAPN HEDGE EQT  97717W851   2,275     52,665  SH        SHARED-DEFINED  1        52,665
WISDOMTREE TRUST               JAPN HEDGE EQT  97717W851   1,612     37,335  SH        SHARED-DEFINED  2        37,335




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